Bank Borrowings (Component of Bank Borrowings) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Long-term bank loans
Secured long-term bank loans		¥ 280,339	¥ 419,179
Less: current portion of long-term bank loans	$ (19,610)	(121,584)	(128,135)
Non-current portion of long-term bank loans	$ 25,606	¥ 158,755	¥ 291,044